Vessel Sales, Vessel Acquisitions and Vessel Impairments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014 Subsidiary	Mar. 31, 2015 Vessel	Feb. 28, 2015 Vessel	Dec. 31, 2014 Vessel	Jan. 31, 2013 Tanker
Property, Plant and Equipment [Line Items]
Aggregate proceeds received	$ 154,000,000	$ 9,114,000
Revolving credit facilities repaid	167,000,000	25,000,000	60,000,000
Gain (loss) on the sale of subsidiary recognized	9,955,000	(71,000)
Vessel impairment and net loss on sale of vessels			352,546,000
Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of subsidiaries sold				2
Gain (loss) on the sale of subsidiary recognized	10,000,000
Tanker Investments Ltd [Member] | Revolving Credit Facilities [Member]
Property, Plant and Equipment [Line Items]
Revolving credit facilities repaid	152,000,000
Working Capital [Member] | Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received				1,700,000
Purchased And Delivered [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					2	3
Suezmax tankers [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			7
Vessel impairment and net loss on sale of vessels			305,600,000
Aframax tankers [Member]
Property, Plant and Equipment [Line Items]
Aggregate purchase price	37,000,000						37,000,000
Number of vessels							1
Aggregate proceeds received								9,100,000
Gain (loss) on the sale of subsidiary recognized		(100,000)
Number of tankers sold								1
Aframax tankers [Member] | Other non-current assets [Member]
Property, Plant and Equipment [Line Items]
Escrow fund	3,700,000						3,700,000
Aframax tankers [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			4
Vessel impairment and net loss on sale of vessels			44,500,000
Aframax tankers [Member] | Assets Held-for-sale [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			1
Aframax tankers [Member] | Sold Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels								1
Product tankers [Member] | Impaired Asset [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			1
Vessel impairment and net loss on sale of vessels			2,400,000
Vessels [Member] | Tanker Investments Ltd [Member]
Property, Plant and Equipment [Line Items]
Aggregate proceeds received				154,000,000
Modern LR2 vessels [Member]
Property, Plant and Equipment [Line Items]
Aggregate purchase price	$ 193,300,000						$ 193,300,000
Number of vessels							4